NONCONTROLLING INTEREST (Tables)	12 Months Ended
Mar. 31, 2017
NONCONTROLLING INTEREST
Schedule of noncontrolling interest

	iKang		iKang		Shenzhen	Shanghai
	Zhejiang	WA	Shanghai	Fujian	Hospital	Jianwei	Beijing		iKang	Beijing	Yinchuan	Shandong	Xi’an	Physician	Guizhou	Wuhu	Wuxi
	BVI	HK	Gubei	iKang	Management	Management	Jiandatong	MediFast	Changzhou	Tianzhikangjian	Ciming	Ciming	iKang	alliance	winstar	iKang	iKang	Total
Balance at March 31, 2014	$106	$—	$824	$389	$53	$161	$45	$1,737	$503	$—	$—	$—	$—	$—	$—	$—	$—	$3,818
Capital contribution of non-controlling interest holder of Beijing Jiandatong	—	—	—	—	—	—	58	—	—	—	—	—	—	—	—	—	—	58
Capital contribution of non-controlling interest holder of Shanghai Jianwei	—	—	—	—	—	50	—	—	—	—	—	—	—	—	—	—	—	50
Capital contribution of non-controlling interest Addition of non-controlling interest in connection with acquisition of WA HK	—	3,388	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	3,388
Capital contribution of non-controlling interest holder of WA HK	—	1,984	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,984
Dividend distribution to non-controlling interest holder of MediFast	—	—	—	—	—	—	—	(387)	—	—	—	—	—	—	—	—	—	(387)
Share of profit (loss)	133	(42)	210	228	(105)	(145)	(9)	202	(189)	—	—	—	—	—	—	—	—	283
Other comprehensive income	21		—	—	—	2	—	1	—	—	—	—	—	—	—	—	—	24

Balance at March 31, 2015	$260	$5,330	$1,034	$617	$(52)	$68	$94	$1,553	$314	$—	$—	$—	$—	$—	$—	$—	$—	$9,218
Additional purchase of non-controlling interest	—	—	(486)	—	—	—	—	—	—	(1,178)	—	—	—	—	—	—	—	(1,664)
Addition of non-controlling interest in connection with acquisitions	—	—	—	—	—	—	—	—	—	5,050	1,613	2,416	3,242	—	4,446	—	—	16,767
Addition of non-controlling interest in connection with capital injection	—	—	—	—	—	—	—	—	—	—	—	—	457	—	—	—	—	457
Addition of non-controlling interest in connection with new establishments	—	—	—	—	—	—	—	—	—	—	—	—	—	551	—	182	—	733
Dividend distribution to non-controlling interest holders	—	—	(557)	—	—	—	—	(57)	—	—	—	—	—	—	—	—	—	(614)
Share of profit (loss)	158	(453)	9	61	(789)	(162)	(27)	257	52	(495)	241	(399)	(199)	(39)	4	(56)	—	(1,837)

Other comprehensive income	—	(199)	—	(28)	13	—	(3)	—	(16)	(211)	(69)	(91)	20	7	90	3	—	(484)

Balance at March 31, 2016	$418	$4,678	$—	$650	$(828)	$(94)	$64	$1,753	$350	$3,166	$1,785	$1,926	$3,520	$519	$4,540	$129	$—	$22,576
Purchase of non-controlling interest of Shenzhen Hospital Management	—	—	—	—	906	—	—	—	—	—	—	—	—	—	—	—	—	906
Addition of non-controlling interest in connection with establishments of Wuxi iKang	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	130	130
Dividend distribution to non-controlling interest holders of MediFast	—	—	—	—	—	—	—	(983)	—	—	—	—	—	—	—	—	—	(983)
Share of profit (loss)	176	(957)	—	62	(69)	(177)	(28)	419	236	(97)	154	(295)	(85)	(67)	(366)	(56)	(143)	(1,293)
Other comprehensive income	(10)	(293)	—	(43)	(9)	10	(3)	(3)	(31)	(203)	(118)	(120)	(219)	(31)	(288)	(7)	—	(1,368)

Balance at March 31, 2017	$584	$3,428	$—	$669	$—	$(261)	$33	$1,186	$555	$2,866	$1,821	$1,511	$3,216	$421	$3,886	$66	$(13)	$19,968